Leases - Maturity analysis under the lease agreement (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Year ending December 31, 2023	$ 539
Year ending December 31, 2024	454
Year ending December 31, 2025	275
Year ending December 31, 2026	98
Year ending December 31, 2027	0
Total	1,366
Less: Present value discount	(111)
Lease liability	1,255	$ 1,751
Discontinued Operations
Lessee, Lease, Description [Line Items]
Lease liability	710
Continuing Operations
Lessee, Lease, Description [Line Items]
Lease liability	$ 545